NOTE 11 - COMMON AND PREFERRED STOCK TRANSACTIONS	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
NOTE 11 - COMMON AND PREFERRED STOCK TRANSACTIONS

NOTE 11 - COMMON AND PREFERRED STOCK TRANSACTIONS

Preferred Stock

The Company is authorized to issue 200 preferred shares of $0.0001 par value. As of December 31, 2013 and 2012 the Company has 200 shares of preferred stock as issued and outstanding. Although the preferred stock carries no dividend, distribution, liquidation or conversion rights, each share of preferred stock carries ten million (10,000,000) votes and holders of our preferred stock are able to vote together with our common stockholders on all matters. Consequently, the holder of our preferred stock is able to unilaterally control the election of our board of directors and, ultimately, the direction of our Company.

Common stock

The Company is authorized to issue 50,000,000 shares of $0.0001 par value of common stock. As of December 31, 2013 and 2012 the Company had 37,709,552 and 15,216,848 shares of common stock as issued and outstanding.

During the year ended December 31, 2012, the Company issued an aggregate of 7,400,000 shares of common stock for acquisition of AFI (refer to note 3). The fair value of the stock on the dates of issuance was arrived at $3,774,000 and was part of the purchase price consideration.

During the year ended December 31, 2012, the Company issued an aggregate of 490,000 shares of common stock to various contract personnel for services provided. The market value of the stock on the dates of issuance was $1,219,500 and charged to statements of operations.

During the year ended December 31, 2012, the Company issued an aggregate of 2,040,551 shares of common stock to two accredited investors in private transactions as payment for services rendered during the year. The market value of the stock on the dates of issuance was $5,101,378 and was charged to statements of operations.

During the year ended December 31, 2012, the Company issued an aggregate of 2,063,550 shares of common stock for acquisition of interest in AFI South Africa, LLC (AFI SA) (refer to note 3). The market value of the stock on the dates of issuance was $5,158,875 and charged to statements of operations.

During the year ended December 31, 2012, the Company issued an aggregate of 55,000, shares of common stock to note holder. The market value of the stock on the dates of issuance was $137,500 and charged to finance expenses.

During the year ended December 31, 2013, the Company issued an aggregate of 8,586,102 shares of common stock to various contract personnel for services provided. The market value of the stock on the dates of issuance was $1,538,349 and charged to statements of operations.

During the year ended December 31, 2013, the Company issued an aggregate of 11,189,566 shares of common stock for the conversion of debt and accrued interest of $1,380,179 and $24,235 was charged to expenses for excess value of shares issued over the value of converted note.

During the year ended December 31, 2013, the Company issued an aggregate of 700,000 shares of common stock for the conversion of accrued expenses of $70,000.

During the year ended December 31, 2013, the Company sold an aggregate of 2,017,036 shares of common stock for cash in the amount of $142,193.